PROPERTY, EQUIPMENT AND DEPOSITS - Depreciation expenses recorded in the consolidated statement of operations (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation expenses
Cost of revenues	$ 4,495,893	$ 4,283,624	$ 8,456,349	$ 5,203,696	$ 2,411,051
General and administrative expenses	337,729	388,302	561,974	247,162	303,258
Total depreciation	$ 4,833,622	$ 4,671,926	$ 9,018,323	$ 5,450,858	$ 2,714,309